Prepayments and Other Current Assets - Summary of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and Other Current Assets
Prepayments to vendors	¥ 16,110		¥ 12,408
Deposits	5,286		7,786
Receivables from third-party online payment platform	2,612		5,652
Deductible VAT	2,399		2,946
Staff advances	393		495
Others	3,591		4,317
Total	¥ 30,391	$ 4,406	¥ 33,604